TEP FUND, INC.
                                  Annual Report
                                November 30, 1998

                                                       PUSTORINO,
                                                          PUGLISI      PP&C
                                                       & CO., LLP     [LOGO]
                                     CERTIFIED PUBLIC ACCOUNTANTS
                                               515 MADISON AVENUE
                                         NEW YORK, NEW YORK 10022
                              (212) 832-1110   FAX (212) 755-6748

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------

To The Board of Directors and Shareholders
Tep Fund, Inc.
New York, New York 10016

We have audited the accompanying statements of net assets of Tep Fund, Inc., as of November 30, 1998 and 1997, including the portfolio of investments in tax-exempt securities as of November 30, 1998, and the related statements of operations and changes in net assets for each of the two years then ended, and the selected per share data and ratios for the years ended November 30, 1998, 1997, 1996 and 1995. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Tep Fund, Inc. as of November 30, 1998 and 1997, the results of its operations and changes in its net assets for each of the years then ended, and the selected per share data and ratios for the years ended November 30, 1998, 1997, 1996 and 1995 in conformity with generally accepted accounting principles.


/s/ PUSTORINO, PUGLISI & CO., LLP

PUSTORINO, PUGLISI & CO., LLP
New York, New York
December 14, 1998

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF NET ASSETS
                           NOVEMBER 30, 1998 AND 1997

                                                        1998           1997
                                                    ------------   ------------

               ASSETS
               ------

PORTFOLIO CAF INVESTMENTS 1N MUNICIPAL
     BONDS
     (SCHEDULE AND NOTE 1)                          $ 12,275,561   $ 11,530,220

CASH & MONEY MARKET ACCOUNTS                              73,675        764,926

ACCRUED INTEREST RECEIVABLE                              180,914        177,574

                                                    ------------   ------------
          TOTAL ASSETS                                12,530,150     12,472,720

               LIABILITIES
               -----------

ACCRUED EXPENSES                                           9,690         10,679
                                                    ------------   ------------

SUBSEQUENT EVENT (NOTE 5)

          NET ASSETS                                $ 12,520,460   $ 12,462,041
                                                    ============   ============

          NET ASSETS PER SHARE (NOTE 4)
            (627,459 SHARES OUTSTANDING)            $      19.85   $      19.86
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE YEARS ENDED NOVEMBER 30, 1998 AND 1997

                                                        1998           1997
                                                    ------------   ------------

INVESTMENT INCOME:
     TAX-EXEMPT INTEREST (NOTE 1)                   $    681,101   $    707,057
                                                    ------------   ------------

EXPENSES:
     CUSTODIAN FEES                                        6,000          6,000
     DIRECTORS' FEES                                       7,000          5,250
     LEGAL FEES                                           11,867          2,483
     ACCOUNTING FEES                                       8,250          8,500
     SHAREHOLDERS' REPORTS & BANK CHARGES                    965            230
     REGISTRAR & TRANSFER                                  3,531          3,032
     INSURANCE                                             1,145          1,145
     FRANCHISE TAXES                                         688            688
     INVESTMENT ADVISORY FEES (NOTE 2)                    31,036         30,828
                                                    ------------   ------------

          TOTAL EXPENSES                                  70,482         58,156
                                                    ------------   ------------

          NET INVESTMENT INCOME                          610,619        648,901
                                                    ------------   ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
   (NOTE 3)                                                6,633         27,790
                                                    ------------   ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
     BEGINNING OF PERIOD                                 785,238        833,098
     END OF PERIOD                                       860,138        785,238
                                                    ------------   ------------

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                        74,900        (47,860)
                                                    ------------   ------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                    $    692,152   $    628,831
                                                    ============   ============

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                            10.35%          8.23%
                                                    ============   ============

See Notes to financial Statements.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED NOVEMBER 30, 1998 AND 1997

                                                        1998           1997
                                                    ------------   ------------

INCREASE IN NET ASSETS OPERATIONS:

     NET INVESTMENT INCOME                          $    610,619   $    648,901

     REALIZED GAIN FROM SECURITY
     TRANSACTIONS                                          6,633         27,790

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                        74,900        (47,860)
                                                    ------------   ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              692,152        628,831

DIVIDENDS PAID TO SHAREHOLDERS ($1.01 PER SHARE
  IN 1998 AND $1.09 IN 1997)*                           (633,733)      (683,930)
                                                    ------------   ------------

NET INCREASE/(DECREASE) IN NET ASSETS                     58,419        (55,099)

NET ASSETS:

     AT BEGINNING OF PERIOD                           12,462,041     12,517,140
                                                    ------------   ------------

     AT END OF PERIOD (INCLUDES UNDISTRIBUTED
     INVESTMENT INCOME OF $341,060 IN
     1998 AND $357,541 IN 1997)                     $ 12,520,460   $ 12,462,041
                                                    ============   ============

See Notes to Financial Statements.

* DIVIDENDS
     A dividend of $.55 per share was declared May 20, 1997 and was paid July 23, 1997.
     A dividend of $.52 per share was declared November 25, 1997 and is to be paid January 21, 1998.
     A dividend of $.49 per share was declared May 20, 1998 and was paid July 22, 1998.
     A dividend of $.49 per share was declared November 24, 1998 and is to be paid January 20, 1999.

                                 TEP FUND, INC.
          FOR THE YEARS ENDED NOVEMBER 30, 1998, 1997, 1996, 1995, 1994
                          SUPPLEMENTARY PER SHARE DATA

                                         ------      ------      ------      ------      ------
                                          1998        1997        1996        1995        1994
                                         ------      ------      ------      ------      ------

SELECTED PER SHARE DATA:

INVESTMENT INCOME                        $ 1.09      $ 1.13      $ 1.17      $ 1.22      $ 1.31

EXPENSES                                 ($0.12)     ($0.09)     ($0.10)     ($0.10)     ($0.10)
                                         ------      ------      ------      ------      ------
NET INVESTMENT INCOME                    $ 0.97      $ 1.04      $ 1.07      $ 1.12      $ 1.21

DIVIDENDS PAID TO SHAREHOLDERS           ($1.01)     ($1.09)     ($1.12)     ($1.25)     ($1.38)

NET REALIZED GAIN (LOSS) FROM
  SECURITY TRANSACTIONS                  $ 0.01      $ 0.04      $ 0.00*     $ 0.08      $ 0.10

NET INCREASE/(DECREASE) IN UNREALIZED
  APPPRECIATON OF INVESTMENTS            $ 0.12      ($0.08)     ($0.17)     $ 1.20      ($1.72)
                                         ------      ------      ------      ------      ------

NET INCREASE/(DECREASE) IN               $ 0.09      ($0.09)     ($0.22)     $ 1.15      ($1.79)
  NET ASSET VALUE

NET ASSET VALUE:
     BEGINNING OF PERIOD                 $19.86      $19.95      $20.17      $19.01      $20.80
                                         ------      ------      ------      ------      ------

     END OF PERIOD                       $19.95      $19.86      $19.95      $20.17      $19.01
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF EXPENSES TO
  AVERAGE NET ASSETS                       0.56%       0.47%       0.48%       0.49%       0.49%
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF NET INVESTMENT
  INCOME TO AVERAGE NET ASSETS             4.89%       5.20%       5.35%       5.72%       6.08%
                                         ======      ======      ======      ======      ======

The number of shares outstanding during the periods above was 627,459.

See Notes to Financial Statements.

* Gain on security transactions of $1,000 was less then $.01 per share.

                                 TEP FUND, INC.
                         Notes to Financial Statements
                           November 30, 1998 and 1997

NOTE I - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

     The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

     A. The Fund's financial statements are prepared in accordance with generally accepted accounting principles.

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are held in a custodian account at Citibank, N.A.

          (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized under the straight-line method from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                         Notes to Financial Statements
                           November 30, 1998 and 1997

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. Long term capital gains realized during the years ended November 30, 1998 and 1997 were $6,633 and $27,790, respectively. Such realized long term capital gains were included in the dividends reportable by shareholders during the years ended November 30, 1998, ($.011 per share) and November 30, 1997 ($.044 per share).(See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $860,138 and $785,238 at November 30, 1998 and 1997, respectively.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Only short-term tax-exempt instruments with a rating within the three highest grades by Moody's or S & P are purchased. Short term funds are invested in Citibank's Landmark Tax Free Reserve Fund. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities) if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 1998 and 1997

NOTE 2 - INVESTMENT ADVISORY FEE

     Under the terms of a contract renewed for the year ended May 31, 1999 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets.

NOTE 3 - PURCHASE AND SALES OF SECURITIES

     For the years ended November 30, 1998 and 1997, the Fund made purchases of tax-exempt securities at a cost of $1,397,080 and $645,465 respectively.

     The Fund had redemptions of tax-exempt securities of $703,608 in 1998 and $1,233,000 in 1997. The amortized cost of these securities was $696,975 and $1,205,210 respectively, resulting in realized gains in 1998 of $6,633 and $27,790 in 1997.

NOTE 4 - COMMON STOCK

     The company is authorized to issue 1,000,000 shares of common stock with apar value of $.10 per share. At November 30, 1998 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the two years ended November 30, 1998.

NOTE 5 - SUBSEQUENT EVENT

     On November 24, 1998 the Board of Directors declared a $.49 per share dividend, to be paid on January 20, 1999 to shareholders of record on December 23, 1998.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/98      11/30/98
------------------------------------------------------------------------------------------------------------------
  5.54%    CALIFORNIA
           ----------
           STATE GENERAL OBLIGATION                  8.200%      10/1/99    $  500,000    $  451,665    $  520,515
           VETS WELFARE 1980
           NON CALLABLE
           RATED A+/Aa3

           LOS ANGELES COMMUNITY                     6.450%       7/1/17    $  150,000    $  153,000     $159,944o
           HOUSING SERIES A
           CALLABLE 7/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL CALIFORNIA                                                 $  650,000    $  604,665    $  680,459

  2.12%    DELAWARE
           --------
           STATE GENERAL OBLIGATION                  5.900%      8/15/00    $  250,000    $  252,484    $  259,887
           NON CALLABLE
           RATED AA+/Aa1

  6.82%    FLORIDA
           -------
           ORLANDO UTILITY COMMISSION                9.625%      10/1/03    $  500,000    $  497,500    $  626,060
           WATER & ELECTRIC REVENUE
           NON CALLABLE
           RATED AAA/Aaa

           FLORIDA STATE ROAD                        7.375%       7/1/19    $  100,000    $  100,500    $  104,480
           PREREFUNDED 7/1/99 @ 102
           RATED AA+/Aaa

           BOARD OF EDUCATION                        5.750%       1/1/12    $  100,000    $   99,900    $  107,134
           CAP OUTLAY SERIES A
           CALLABLE 1/1/04 @ 101
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL FLORIDA                                                    $  700,000    $  697,900    $  837,674

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/98      11/30/98
------------------------------------------------------------------------------------------------------------------
  4.22%    GEORGIA
           -------
           STATE ENVIRONMENTAL FACS.                 6.200%       7/1/11    $  500,000    $  498,500    $  518,345
           PREREFUNDED 7/1/99 @ 102
           RATED AAA/Aaa

  4.30%    HAWAII
           ------
           STATE GENERAL OBLIGATION                  7.200%       9/1/06    $  250,000    $  247,645    $  268,078
           SERIES BS
           PREREFUNDED 9/1/00 @ 101
           RATED A+/Aaa

           STATE GENERAL OBLIGATION                  5.000%       2/1/03    $  250,000    $  250,000    $  259,267
           NON CALLABLE
           RATED A+/Al
                                                                            --------------------------------------
           TOTAL HAWAII                                                     $  500,000    $  497,645    $  527,345

  1.75%    ILLINOIS
           --------
           ILLINOIS HEALTH FACS AUTH REV             5.500%      2/15/09    $  200,000    $  200,000    $  214,822
           SINAI HEALTH SYSTEM
           CALLABLE 2/15/06 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

  1.63%    INDIANA
           -------
           INDIANA ST HOUSING AUTH                   5.150%       7/1/17    $  200,000    $  200,830    $  200,320
           SINGLE FAMILY MTG REV
           CALLABLE 1/1/09 @ 101
           GNMA 4 BACKED
           RATED AAA

  2.00%    KENTUCKY
           --------
           JEFFERSON COUNTY HSG AUTH                 5.000%      8/20/18    $  250,000    $  250,000    $  245,075
           MULTI FAMILY REV
           CALLABLE 8/20/08 @ 102
           GNMA BACKED
           RATED AAA

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/98      11/30/98
------------------------------------------------------------------------------------------------------------------
  4.40%    LOUISIANA
           ---------
           STATE GENERAL OBLIGATION                  5.250%       8/1/03    $  300,000    $  300,905    $  316,719
           SERIES A
           NON CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           STATE E GENERAL OBLIGATION                6.100%       5/1/11    $  200,000    $  199,000    $  223,474
           SERIES A
           PREREFUNDED 5/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL LOUISIANA                                                  $  500,000    $  499,905    $  540,193

  2.12%    MARYLAND
           --------
           MONTGOMERY COUNTY                         5.300%       7/1/01    $  250,000    $  250,459    $  260,427
           CONSTRUCTION IMPROVEMENT
           NON CALLABLE
           RATED AAA/Aaa

  5.47%    MASSACHUSETTS
           -------------
           CONSERVATION LOAN                         6.000%       6/1/11    $  500,000    $  499,000    $  528,100
           SERIES A
           PREREFUNDED 6/1/01 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           STATE WATER RES AUTHORITY                 5.250%       3/1/13    $  140,000    $  137,480    $  143,483
           SERIES B
           CALLABLE 3/1/03 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MASSACHUSETTS                                              $  640,000    $  636,480    $  671,583

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/98      11/30/98
------------------------------------------------------------------------------------------------------------------
  2.26%    MICHIGAN
           --------
           STATE E ENVIRONMENTAL AUTH.               6.250%      11/1/08    $  250,000    $  259,148    $  276,855
           PREREFUNDED 11/1/02 @ 102
           RATED AA+/Aa1

  2.65%    MISSISSIPPI
           -----------
           STATE CAPITAL IMPROVEMENT                 7.125%      10/1/07    $  300,000    $  297,792    $  325,263
           PREREFUNDED 10/1/00 @ 102
           RATED AAA/Aaa

  0.86%    MISSOURI
           --------
           STATE GENERAL OBLIGATION                  5.100%       8/1/09    $  100,000    $   99,750    $  105,022
           WATER POLLUTION SERIES A
           CALLABLE 8/1/03 @ 102
           RATED AAA/Aaa

  4.36%    NEVADA
           ------
           STATE GENERAL OBLIGATION                  7.000%       8/1/06    $  250,000    $  246,875    $  260,973
           PREREFUNDED 8/1/99 @ 102
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  6.500%      10/1/09    $  250,000    $  259,817    $  273,830
           COLORADO RIVER COMMUNITY
           CALLABLE 10/1/02 @ 101
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL NEVADA                                                     $  500,000    $  506,692    $  534,803

  1.30%    NEW HAMPSHIRE
           -------------
           STATE GENERAL OBLIGATION                  5.250%      7/15/04    $  150,000    $  150,736    $  160,119
           SERIES B
           CALLABLE 7/15/03 @ 102
           RATED AA+/Aa2

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/98      11/30/98
------------------------------------------------------------------------------------------------------------------
  4.29%    NEW JERSEY
           ----------
           STATE GENERAL OBLIGATION                  6.000%      2/15/10    $  250,000    $  249,125    $  272,448
           CALLABLE 2/15/03 @ 102
           RATED AA+/Aa1

           CERTIFICATE OF PARTICIPATION "A"          5.000%      6/15/14    $  250,000    $  249,375    $  254,552
           PREREFUNDED 6/15/07 @ 100
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW JERSEY                                                 $  500,000    $  498,500    $  527,000

 17.42%    NEW YORK
           --------
           STATE MED CARE FACILITY                   5.750%      8/15/19    $  100,000    $  100,000    $  105,239
           REV HOSP & NURSING HOME
           CALLABLE 8/15/02 @ 102
           RATED AAA/NR

           STATE GENERAL OBLIGATION                  5.600%      6/15/01    $  100,000    $  100,740    $  104,405
           NON CALLABLE
           RATED A/A2

           LONG ISLAND PWR AUTH                      4.000%       4/1/04    $  200,000    $  200,000    $  200,504
           NON CALLABLE
           FSA INSURED
           RATED AAA/Aaa

           STATE MED CARE FACILITY                   6.600%      2/15/31    $  250,000    $  252,710    $  271,392
           REV. HOSPITAL & NURSING HOME
           CALLABLE 2/15/03 @ 102
           FHA INSURED
           RATED AAA/Aa2

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/98      11/30/98
------------------------------------------------------------------------------------------------------------------
           STATE MED CARE FACILITY                   6.600%      2/15/09    $  500,000    $  498,825    $  580,045
           N.Y. HOSPITAL SERIES A B/E
           PREREFUNDED 2/15/05 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE LOCAL GOVERNMENT                    6.875%       4/1/19    $  250,000    $  273,182    $  279,465
           SERIES A
           PREREFUNDED 4/1/02 @ 102
           RATED A+/Aaa

           STATE GENERAL OBLIGATION                  6.625%       8/1/99    $  150,000    $  152,363    $  153,265
           NON CALLABLE
           RATED A/A2

           THRUWAY AUTHORITY SVC.                    6.000%       1/1/04    $  175,000    $  182,167    $  191,387
           HWY & BRDG-SERIES A
           NON CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           THRUWAY AUTHORITY                         5.000%       4/1/15    $  250,000    $  246,875    $  252,910
           HWY & BRDG - SERIES A
           CALLABLE 4/1/08 @ 101
           FGIC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW YORK                                                   $1,975,000    $2,006,862    $2,138,612

  4.82%    OHIO
           ----
           STATE G.O. INFRASTRUCTURE IMP.            6.650%       9/1/09    $  500,000    $  531,581    $  591,105
           NON CALLABLE
           SINKNG FUND 9/1/05
           RATED AA+/Aa1

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/98      11/30/98
------------------------------------------------------------------------------------------------------------------
  4.78%    PENNSYLVANIA
           ------------
           GENERAL OBLIGATIONS                       6.500%      11/1/04    $  400,000    $  398,208    $  436,600
           SECOND SERIES A
           PREREFUNDED 11/1/01 @ 101.5
           MBIA INSURED
           RATED AAA/Aaa

           STAtE RFDG & PROJS                        6.400%       1/1/99    $  150,000    $  150,242    $  150,372
           1ST SERIES A
           NONCALLABLE
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL PENNSYLVANIA                                               $  550,000    $  548,450    $  586,972

  3.48%    RHODE ISLAND
           ------------
           BOARD OF EDUCATION                        6.100%      6/15/03    $  100,000    $  102,129    $  109,113
           CALLABLE 6/15/02 @ 102
           FGIC INSURED
           RATED AAA/Aaa

           GENERAL OBLIGATIONS SERIES B              6.250%      5/15/09    $  300,000    $  300,000    $  318,366
           CONSTRUCTION IMPROVEMENT
           PREREFUNDED 5/15/00 @ 102
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL RHODE ISLAND                                               $  400,000    $  402,129    $  427,479

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/98      11/30/98
------------------------------------------------------------------------------------------------------------------
  4.64%    TEXAS
           -----
           STATE PUBLIC FINANCE AUTH.                6.000%      10/1/05    $  125,000    $  125,000    $  139,961
           SERIES A
           NON CALLABLE
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  6.000%      10/1/06    $  150,000    $  148,598    $  169,472
           NON CALLABLE
           RATED AA/Aa2

           CHANNELVIEW SCHOOL DISTRICT               5.000%      8/15/08    $  250,000    $  248,750    $  259,642
           PREREFUNDED 8/15/04 @ 100
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL TEXAS                                                      $  525,000    $  522,348    $  569,075

  3.51%    WASHINGTON
           ----------
           STATE GENERAL OBLIGATION                  6.400%       3/1/09    $  250,000    $  245,125    $  264,670
           SERIES A
           PRE-REFUNDED 3/1/01 @ 100
           RATED AA+/Aa1

           STATE GENERAL OBLIGATION                  5.500%       5/1/10    $  150,000    $  151,108    $  165,620
           SERIES B
           NON CALLABLE
           RATED AA+/Aa1
                                                                            --------------------------------------
           TOTAL WASHINGTON                                                 $  400,000    $  396,233    $  430,290

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/98      11/30/98
------------------------------------------------------------------------------------------------------------------
  3.52%    WISCONSIN
           ---------
           GENERAL OBLIGATION RFDG                   6.100%       5/1/05    $  150,000    $  156,334    $  167,465
           NON-CALLABLE
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  5.000%       5/1/09    $  250,000    $  250,000    $  264,245
           SERIES A
           CALLABLE 5/1/06 @ 100
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL WISCONSIN                                                  $  400,000    $  406,334    $  431,710

  1.75%    WYOMING
           -------
           COMMUNITY DEVELOPMENT AUTH.               6.650%       6/1/13    $  200,000    $  200,000    $  215,126
           SERIES B
           CALLABLE 6/1/04 @ 102
           RATED AA/Aa2

                                                                           ---------------------------------------
   100%    TOTAL INVESTMENTS                                               $11,390,000   $11,415,423   $12,275,561
                                                                           =======================================

                       See notes to Financial Statements